2. Investment Securities (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Investment securities available for sale
Estimated Fair Value	$ 297,823	$ 321,388
Amortized Cost
Due within one year	4,139
Due from one to five years	14,285
Due from five to ten years	100,595
Due after ten years	22,107
Mortgage-backed securities	146,755
Equity securities	748
Total	288,629
Estimated Fair Value
Due within one year	4,163
Due from one to five years	14,768
Due from five to ten years	106,246
Due after ten years	23,154
Mortgage-backed securities	148,024
Equity securities	1,468
Total	297,823
Fair value measurements
Estimated Fair Value	297,823	321,388
Investment Securities Available for Sale Level 3 Valuation
Balance, beginning of period	6,594
Transfers in and/or (out) of Level 3	(5,344)
Balance, end of period	1,250
Mortgage-backed securities
Investment securities available for sale
Amortized Cost	146,755	213,378
Gross Unrealized Gains	1,875	1,371
Gross Unrealized Losses	606	1,056
Estimated Fair Value	148,024	213,693
Investment securities with continuous unrealized loss position
Less than 12 Months, Fair Value	48,126	95,122
Less than 12 Months, Unrealized Losses	468	991
12 Months or More, Fair Value	12,913	4,125
12 Months or More, Unrealized Losses	138	65
Total, Fair Value	61,039	99,247
Total, Unrealized Losses	606	1,056
Fair value measurements
Estimated Fair Value	148,024	213,693
Level 1 valuation	0	0
Level 2 valuation	148,024	208,349
Level 3 valuation	0	5,344
U.S. Government sponsored enterprises
Investment securities available for sale
Amortized Cost	18,714	7,429
Gross Unrealized Gains	203	265
Gross Unrealized Losses	80	0
Estimated Fair Value	18,837	7,694
Investment securities with continuous unrealized loss position
Less than 12 Months, Fair Value	3,402
Less than 12 Months, Unrealized Losses	80
12 Months or More, Fair Value	0
12 Months or More, Unrealized Losses	0
Total, Fair Value	3,402
Total, Unrealized Losses	80
Fair value measurements
Estimated Fair Value	18,837	7,694
Level 1 valuation	0	0
Level 2 valuation	18,837	7,694
Level 3 valuation	0	0
State and political subdivisions
Investment securities available for sale
Amortized Cost	118,591	92,996
Gross Unrealized Gains	7,171	4,157
Gross Unrealized Losses	104	56
Estimated Fair Value	125,658	97,097
Investment securities with continuous unrealized loss position
Less than 12 Months, Fair Value	9,490	4,444
Less than 12 Months, Unrealized Losses	104	56
12 Months or More, Fair Value	0	0
12 Months or More, Unrealized Losses	0	0
Total, Fair Value	9,490	4,444
Total, Unrealized Losses	104	56
Fair value measurements
Estimated Fair Value	125,658	97,097
Level 1 valuation	0	0
Level 2 valuation	125,658	97,097
Level 3 valuation	0	0
Corporate bonds
Investment securities available for sale
Amortized Cost	2,571	546
Gross Unrealized Gains	19	0
Gross Unrealized Losses	4	3
Estimated Fair Value	2,586	543
Investment securities with continuous unrealized loss position
Less than 12 Months, Fair Value	1,035	542
Less than 12 Months, Unrealized Losses	4	3
12 Months or More, Fair Value	0	0
12 Months or More, Unrealized Losses	0	0
Total, Fair Value	1,035	542
Total, Unrealized Losses	4	3
Fair value measurements
Estimated Fair Value	2,586	543
Level 1 valuation	0	0
Level 2 valuation	2,586	543
Level 3 valuation	0	0
Trust preferred securities
Investment securities available for sale
Amortized Cost	1,250	1,250
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Estimated Fair Value	1,250	1,250
Fair value measurements
Estimated Fair Value	1,250	1,250
Level 1 valuation	0	0
Level 2 valuation	0	0
Level 3 valuation	1,250	1,250
Equity securities
Investment securities available for sale
Amortized Cost	748	748
Gross Unrealized Gains	720	363
Gross Unrealized Losses	0	0
Estimated Fair Value	1,468	1,111
Fair value measurements
Estimated Fair Value	1,468	1,111
Level 1 valuation	1,468	1,111
Level 2 valuation	0	0
Level 3 valuation	0	0
Total
Investment securities available for sale
Amortized Cost	288,629	316,347
Gross Unrealized Gains	9,988	6,156
Gross Unrealized Losses	794	1,115
Estimated Fair Value	297,823	321,388
Investment securities with continuous unrealized loss position
Less than 12 Months, Fair Value	62,053	100,108
Less than 12 Months, Unrealized Losses	656	1,050
12 Months or More, Fair Value	12,913	4,125
12 Months or More, Unrealized Losses	138	65
Total, Fair Value	74,966	104,233
Total, Unrealized Losses	794	1,115
Fair value measurements
Estimated Fair Value	$ 297,823	$ 321,388